Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment (Tables) [Line Items]
Schedule of Property, plant and equipment
	2021	2020
PROPERTY AND EQUIPMENT
Machinery & Equipment	$56,715,090	$337,583
Furniture & Fixtures	37,313	13,035
Leasehold Improvements	87,500	87,500
Vehicles	38,864	38,864
Land	1,225	1,225

	56,879,992	478,207
Less Accumulated Depreciation	(918,235)	(37,183)

PROPERTY AND EQUIPMENT – NET	$55,961,757	$441,024

	2020	2019
PROPERTY AND EQUIPMENT
Machinery & Equipment	$337,584	$—
Furniture & Fixtures	13,035	14,000
Leasehold Improvements	87,500	—
Vehicles	38,864	—
Land	1,225	—
	478,208	14,000
Less Accumulated Depreciation	(37,183)	(389)
PROPERTY AND EQUIPMENT – NET	$441,025	$13,611

Aria Energy LLC [Member]
Property, Plant and Equipment (Tables) [Line Items]
Schedule of Property, plant and equipment
	June 30, 2021	December 31, 2020
Buildings	$25,213	25,186
Machinery and equipment	167,223	166,191
Furniture and fixtures	1,154	1,154
Construction in progress	1,700	1,366

Total cost	195,290	193,897

Accumulated depreciation	(129,758)	(123,138)

Net property, plant and equipment	$65,532	70,759

	December 31
	2020	2019
Buildings	$25,186	33,003
Machinery and equipment	166,191	205,850
Furniture and fixtures	1,154	1,527
Construction in progress	1,366	1,517
Total cost	193,897	241,897
Accumulated depreciation	(123,138)	(153,079)
Net property, plant and equipment	$70,759	88,818